Investments Securities and Derivatives - Summary of Debt Securities (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Interest rate, %		6.25%
Total financial assets at FVTOCI	₸ 1,155,282		₸ 1,489,682
Debt Securities
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	1,154,800		1,489,205
Bonds of the Ministry of Finance of the Republic of Kazakhstan | Debt Securities
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	₸ 781,476		₸ 1,192,962
Bonds of the Ministry of Finance of the Republic of Kazakhstan | Debt Securities | Minimum
Disclosure of fair value measurement of assets [line items]
Interest rate, %	0.60%		0.60%
Bonds of the Ministry of Finance of the Republic of Kazakhstan | Debt Securities | Maximum
Disclosure of fair value measurement of assets [line items]
Interest rate, %	15.35%		16.70%
Corporate Bonds
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	₸ 153,531		₸ 292,364
Corporate Bonds | Minimum
Disclosure of fair value measurement of assets [line items]
Interest rate, %	2.00%		2.00%
Corporate Bonds | Maximum
Disclosure of fair value measurement of assets [line items]
Interest rate, %	18.01%		15.88%
Sovereign Bonds of Foreign Countries
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	₸ 219,793		₸ 3,475
Sovereign Bonds of Foreign Countries | Minimum
Disclosure of fair value measurement of assets [line items]
Interest rate, %	0.63%		0.63%
Sovereign Bonds of Foreign Countries | Maximum
Disclosure of fair value measurement of assets [line items]
Interest rate, %	4.50%		4.13%
Discount Notes of the NBRK
Disclosure of fair value measurement of assets [line items]
Interest rate, %	0.00%		14.62%
Total financial assets at FVTOCI	₸ 0		₸ 404